PROFIT/(LOSS) PER SHARE (Schedule of Diluted Earnings Per Ordinary Share) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Basic earnings per share denominator	83,606,810	83,606,810	83,606,810
Issuable on exercise of options and warrants	4,648,586	3,154,668	0
Issuable on conversion of exchangeable notes	18,263,254	18,263,254	18,263,254
Diluted earnings per share denominator	106,518,650	105,024,732	101,870,064